Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	Aug. 31, 2026	Aug. 13, 2026	Aug. 07, 2026	Jul. 31, 2026	Jun. 23, 2026
Subsequent Events [Line Items]
Net proceeds deducting sales commissions				$ 469
Other offering expenses				$ 12
Fair value RSUs amount		1,451
Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Restricted stock units granted					46,358
Subsequent Event [Member]
Subsequent Events [Line Items]
Restructuring charges	$ 850
Restricted stock units granted		1,465,256
Ordinary shares issued			4,300,000	527,300
Sale of ordinary shares (in Shares)			3,700,000
Warrants purchase			4,300,000
Warrants exercise price			$ 1.15
Purchase price per share			1
Offering exercise price			$ 0.0001
Beneficial ownership percentage			4.99%
Equal installments		(25.00%)
Partners and undertaking other efficiency percentage	67.00%
Subsequent Event [Member] | Maximum [Member]
Subsequent Events [Line Items]
Other offering expenses			$ 650
Warrants purchase			8,000,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Events [Line Items]
Other offering expenses			$ 8,000
Warrants purchase			8,000,000
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Warrants exercise price			$ 0.9999